Schedule III (details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule III
Deferred acquisition costs	$ 1,804	$ 1,792	$ 1,786
Claims and claim adjustment expense reserves	50,895	50,922	51,392
Unearned premiums	11,850	11,241	11,102
Earned premiums	22,637	22,357	22,090
Net investment income	2,716	2,889	2,879
Claims and claim adjustment expenses	13,307	14,676	16,276
Amortization of deferred acquisition costs	3,821	3,910	3,876
Other operating expenses	4,118	3,988	3,942
Net written premiums	22,767	22,447	22,187
Reportable Segments [Member]
Schedule III
Deferred acquisition costs	1,804	1,792	1,786
Claims and claim adjustment expense reserves	50,865	50,888	51,353
Unearned premiums	11,850	11,241	11,102
Earned premiums	22,637	22,357	22,090
Net investment income	2,716	2,889	2,879
Claims and claim adjustment expenses	13,307	14,676	16,276
Amortization of deferred acquisition costs	3,821	3,910	3,876
Other operating expenses	3,737	3,587	3,500
Net written premiums	22,767	22,447	22,187
Reportable Segments [Member] | Business and International Insurance [Member]
Schedule III
Deferred acquisition costs	1,046	959	939
Claims and claim adjustment expense reserves	43,181	41,979	42,683
Unearned premiums	7,170	6,438	6,228
Earned premiums	13,332	12,779	12,545
Net investment income	2,087	2,205	2,173
Claims and claim adjustment expenses	8,285	8,383	9,151
Amortization of deferred acquisition costs	2,158	2,100	2,055
Other operating expenses	2,369	2,304	2,223
Net written premiums	13,512	12,929	12,489
Reportable Segments [Member] | Bond & Specialty Insurance [Member]
Schedule III
Deferred acquisition costs	213	209	209
Claims and claim adjustment expense reserves	3,921	4,064	4,303
Unearned premiums	1,264	1,254	1,297
Earned premiums	1,981	1,957	1,956
Net investment income	260	280	282
Claims and claim adjustment expenses	695	788	783
Amortization of deferred acquisition costs	378	373	363
Other operating expenses	388	383	369
Net written premiums	2,030	1,924	1,953
Reportable Segments [Member] | Personal Insurance [Member]
Schedule III
Deferred acquisition costs	545	624	638
Claims and claim adjustment expense reserves	3,763	4,845	4,367
Unearned premiums	3,416	3,549	3,577
Earned premiums	7,324	7,621	7,589
Net investment income	369	404	424
Claims and claim adjustment expenses	4,327	5,505	6,342
Amortization of deferred acquisition costs	1,285	1,437	1,458
Other operating expenses	980	900	908
Net written premiums	7,225	7,594	7,745
Other [Member]
Schedule III
Claims and claim adjustment expense reserves	30	34	39
Other operating expenses	$ 381	$ 401	$ 442